Segment and Other Revenue Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment and Other Revenue Information
16.	Segment and Other Revenue Information

A.    Segment Information

The animal health medicines and vaccines industry is characterized by meaningful differences in customer needs across different regions. As a result of these differences, among other things, we manage our operations through four geographic regions. Each operating segment has responsibility for its commercial activities. Within each of these regional operating segments, we offer a diversified product portfolio, including vaccines, parasiticides, anti-infectives, medicated feed additives and other pharmaceuticals, for both livestock and companion animal customers.

Operating Segments

•	The United States (U.S.).

•	Europe/Africa/Middle East (EuAfME)—Includes, among others, the United Kingdom, Germany, France, Italy, Spain, Northern Europe and Central Europe as well as Russia, Turkey and South Africa.

•	Canada/Latin America (CLAR)—Includes Canada, Brazil, Mexico, Central America and Other South America.

•	Asia/Pacific (APAC)—Includes Australia, Japan, New Zealand, South Korea, India, China/Hong Kong, Northeast Asia, Southeast Asia and South Asia.

Our chief operating decision maker uses the revenues and earnings of the four operating segments, among other factors, for performance evaluation and resource allocation.

Other Costs and Business Activities

Certain costs are not allocated to our operating segment results, such as costs associated with the following:

•	R&D, which is generally responsible for research projects.

•

Corporate, which is responsible for platform functions such as business technology, facilities, legal, finance, human resources, business development, public affairs and procurement, among others. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest income and expense.

•

Certain transactions and events such as (i) purchase accounting adjustments, where we incur expenses associated with the amortization of fair value adjustments to inventory, intangible assets and property, plant and equipment; (ii) acquisition-related activities, where we incur costs for restructuring and integration; and (iii) certain significant items, which include non-acquisition-related restructuring charges, certain asset impairment charges and costs associated with cost reduction/productivity initiatives.

Segment Assets

We manage our assets on a total company basis, not by operating segment. Therefore, our chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, we do not report asset information by operating segment. As of March 31, 2013 and December 31, 2012, total assets were approximately $6.1 billion and $6.3 billion, respectively.

Selected Statement of Income Information

	Revenues(a)		Earnings(b)		Depreciation and Amortization(c)
(MILLIONS OF DOLLARS)	March 31, 2013	April 1, 2012	March 31, 2013	April 1, 2012	March 31, 2013	April 1, 2012
Three months ended
U.S.	$454	$425	$234	$217	$14	$7
EuAfME	290	275	117	104	6	6
CLAR	171	173	52	54	5	6
APAC	175	174	75	71	4	4

Total reportable segments	1,090	1,047	478	446	29	23
Other business activities(d)	—	—	(74)	(65)	7	3
Reconciling Items:
Corporate(e)	—	—	(116)	(129)	2	6
Purchase accounting adjustments(f)	—	—	(12)	(13)	12	13
Acquisition-related costs(g)	—	—	(6)	(14)	—	3
Certain significant items(h)	—	—	(42)	(31)	—	—
Other unallocated(i)	—	—	(36)	(23)	1	—

	$1,090	$1,047	$192	$171	$51	$48

(a)	Revenues denominated in euros were $168 million in the first quarter of 2013 and $164 million in the first quarter of 2012.
(b)	Defined as income before provision for taxes on income.
(c)	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
(d)	Other business activities reflect the research and development costs managed by our Research and Development organization.
(e)	Corporate includes, among other things, administration expenses, interest expense, certain compensation and other costs not charged to our operating segments.
(f)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment not charged to our operating segments.
(g)

Acquisition-related costs can include costs associated with acquiring, integrating and restructuring acquired businesses, such as allocated transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives, for additional information).

(h)

Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition and the impact of divestiture-related gains and losses (see Note 5. Restructuring Charges and Other Costs Associated with Acquisition and Cost-Reduction/Productivity Initiatives, for additional information).

•

In the first quarter of 2013, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/ productivity initiatives that are not associated with an acquisition of $3 million; (ii) certain asset impairment charges of $1 million; (iii) charges related to transitional master manufacturing and supply agreements associated with divestitures of $4 million; and (iv) Zoetis stand-up costs of $34 million. Stand-up costs include certain nonrecurring costs related to becoming a standalone public company, such as new branding (including changes to the manufacturing process for required new packaging), the creation of standalone systems and infrastructure, site separation and certain legal registration and patent assignment costs.

•

In the first quarter of 2012, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/ productivity initiatives that are not associated with an acquisition of $24 million; (ii) charges related to transitional master manufacturing and supply agreements associated with divestitures of $1 million; and (iii) Zoetis stand-up costs of $6 million.

(i)	Includes overhead expenses associated with our manufacturing operations.

B.    Other Revenue Information

Revenues by Species

Significant species revenues are as follows:

	Three Months Ended
(MILLIONS OF DOLLARS)	March 31, 2013	April 1, 2012
Livestock:
Cattle	$390	$400
Swine	158	143
Poultry	133	121
Other	25	27

	706	691

Companion Animal:
Horses	42	45
Dogs and Cats	342	311

	384	356

Total revenues	$1,090	$1,047

Revenues by Major Product Category

Significant revenues by major product category are as follows:

	Three Months Ended
(MILLIONS OF DOLLARS)	March 31, 2013	April 1, 2012
Anti-infectives	$307	$300
Vaccines	278	265
Parasiticides	169	161
Medicated feed additives	104	99
Other pharmaceuticals	188	177
Other non-pharmaceuticals	44	45

Total revenues	$1,090	$1,047

17.	Segment, Geographic and Other Revenue Information

A. Segment Information

The animal health medicines and vaccines industry is characterized by meaningful differences in customer needs across different regions. As a result of these differences, among other things, we manage our operations through four geographic regions. Each operating segment has responsibility for its commercial activities. Within each of these regional operating segments, we offer a diversified product portfolio, including vaccines, parasiticides, anti-infectives, medicated feed additives and other pharmaceuticals, for both livestock and companion animal customers.

Operating Segments

•	The United States (U.S.).

•	Europe/Africa/Middle East (EuAfME)—Includes, among others, the United Kingdom, Germany, France, Italy, Spain, Northern Europe and Central Europe as well as Russia, Turkey and South Africa.

•	Canada/Latin America (CLAR)—Includes Canada, Brazil, Mexico, Central America and Other South America.

•	Asia/Pacific (APAC)—Includes Australia, Japan, New Zealand, South Korea, India, China/Hong Kong, Northeast Asia, Southeast Asia and South Asia.

Our chief operating decision maker uses the revenues and earnings of the four operating segments, among other factors, for performance evaluation and resource allocation.

Other Costs and Business Activities

Certain costs are not allocated to our operating segment results, such as costs associated with the following:

•	R&D, which is generally responsible for research projects.

•

Corporate, which is responsible for platform functions such as business technology, facilities, legal, finance, human resources, business development, public affairs and procurement, among others. These costs also include compensation costs and other miscellaneous operating expenses not charged to our operating segments, as well as interest income and expense.

•

Certain transactions and events such as (i) purchase accounting adjustments, where we incur expenses associated with the amortization of fair value adjustments to inventory, intangible assets and property, plant and equipment; (ii) acquisition-related activities, where we incur costs for restructuring and integration; and (iii) certain significant items, which include non-acquisition-related restructuring charges, certain asset impairment charges and costs associated with cost reduction/productivity initiatives.

Segment Assets

We manage our assets on a total company basis, not by operating segment. Therefore, our chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, we do not report asset information by operating segment. As of December 31, 2012 and 2011, total assets were approximately $6.3 billion and $5.7 billion, respectively.

Selected Statement of Income Information

Selected statement of income information follows:

(MILLIONS OF DOLLARS)	Revenues(a)	Earnings(b)	Depreciation and Amortization(c)
Year ended December 31, 2012:
U.S.	$1,776	$921	$28
EuAfME	1,096	375	28
CLAR	769	253	23
APAC	695	236	17

Total reportable segments	4,336	1,785	96
Other business activities(e)	—	(275)	16
Reconciling Items:
Corporate(f)	—	(506)	25
Purchase accounting adjustments(g)	—	(52)	52
Acquisition-related costs(h)	—	(53)	10
Certain significant items(i)	—	(96)	1
Other unallocated(j)	—	(93)	—

	$4,336	$710	$200

Year ended December 31, 2011(d):
U.S.	$1,659	$820	$26
EuAfME	1,144	365	25
CLAR	788	275	25
APAC	642	196	15

Total reportable segments	4,233	1,656	91
Other business activities(e)	—	(279)	15
Reconciling Items:
Corporate(f)	—	(504)	31
Purchase accounting adjustments(g)	—	(82)	59
Acquisition-related costs(h)	—	(122)	6
Certain significant items(i)	—	(172)	3
Other unallocated(j)	—	(103)	—

	$4,233	$394	$205

Year ended December 31, 2010:
U.S.	$1,384	$656	$13
EuAfME	1,020	328	25
CLAR	664	203	19
APAC	514	146	14

Total reportable segments	3,582	1,333	71
Other business activities(e)	—	(264)	17
Reconciling Items:
Corporate(f)	—	(533)	34
Purchase accounting adjustments(g)	—	(148)	63
Acquisition-related costs(h)	—	(217)	—
Certain significant items(i)	—	84	—
Other unallocated(j)	—	(77)	—

	$3,582	$178	$185

(a)	Revenues denominated in euros were approximately $639 million in 2012, $710 million in 2011 and $680 million in 2010.
(b)	Defined as income/(loss) before provision/(benefit) for taxes on income.
(c)	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
(d)	For 2011, includes KAH commencing from the acquisition date of January 31, 2011.
(e)	Other business activities reflect the research and development costs managed by our Research and Development organization.
(f)	Corporate includes, among other things, administration expenses, allocated interest expense, certain compensation and other costs not charged to our operating segments.
(g)	Purchase accounting adjustments include certain charges related to the fair value adjustments to inventory, intangible assets and property, plant and equipment not charged to our operating segments.
(h)

Acquisition-related costs can include costs associated with acquiring, integrating and restructuring newly acquired businesses, such as allocated transaction costs, integration costs, restructuring charges and additional depreciation associated with asset restructuring (see Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives for additional information).

(i)

Certain significant items are substantive, unusual items that, either as a result of their nature or size, would not be expected to occur as part of our normal business on a regular basis. Such items primarily include restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition, the impact of certain asset impairments, inventory write-offs and divestiture-related gains and losses (see Note 4. Acquisitions, Divestitures and Certain Investments, Note 5. Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives, and Note 6. Other (Income)/Deductions—Net, for additional information).

•

For 2012, certain significant items includes primarily: (i) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $115 million; (ii) income from a favorable legal settlement related to an intellectual property matter of $14 million; and (iii) a change in estimate with respect to transitional manufacturing agreements associated with divestitures of $4 million income.

•

For 2011, certain significant items includes: (i) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $62 million, (ii) certain asset impairment charges of $69 million; (iii) certain charges to write-off inventory of $12 million; (iv) charges related to transitional manufacturing purchase agreements associated with divestitures of $27 million; and (v) other costs of $2 million.

•

For 2010, certain significant items includes: (i) net gains on sales of businesses of $104 million, (ii) charges related to transitional manufacturing purchase agreements associated with divestitures of $4 million, (iii) certain charges to write-off inventory of $13 million; and (iv) restructuring charges and implementation costs associated with our cost-reduction/productivity initiatives that are not associated with an acquisition of $3 million.

(j)	Includes overhead expenses associated with our manufacturing operations.

B. Geographic Information

Revenues exceeded $100 million in each of eight countries outside the U.S. in 2012, 2011 and 2010. The U.S. was the only country to contribute more than 10% of total revenues in each year.

Property, plant and equipment, less accumulated depreciation, by geographic region follow:

	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
U.S.	$788	$787
EuAfME	224	229
CLAR	72	75
APAC	157	152

Property, plant and equipment, less accumulated depreciation	$1,241	$1,243

C. Other Revenue Information

Significant Customers

We sell our livestock products primarily to veterinarians and livestock producers as well as third-party veterinary distributors, and retail outlets who generally sell the products to livestock producers. We sell our companion animal products primarily to veterinarians who then sell the products to pet owners. No single customer accounts for 10% or more of our total revenues in 2012, 2011 or 2010.

Revenues by Species

Significant species revenues are as follows:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Livestock:
Cattle	$1,608	$1,617	$1,464
Swine	590	562	433
Poultry	501	501	265
Other (Fish and Sheep)	107	98	71

	2,806	2,778	2,233
Companion Animal:
Horses	187	168	159
Dogs and Cats	1,343	1,287	1,190

	1,530	1,455	1,349

Total revenues(a)	$4,336	$4,233	$3,582

(a)	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH’s U.S. operations and approximately ten months of KAH’s international operations.

Revenues by Major Product Category

Significant revenues by major product category are as follows:

	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Anti-infectives	$1,268	$1,311	$1,117
Vaccines	1,117	1,077	1,014
Parasiticides	692	645	602
Medicated feed additives	403	347	86
Other pharmaceuticals	712	724	653
Other non-pharmaceuticals	144	129	110

Total revenues(a)	$4,336	$4,233	$3,582

(a)	In accordance with our domestic and international year-ends, 2011 includes approximately eleven months of KAH’s U.S. operations and approximately ten months of KAH’s international operations.